Income Taxes (Tables)	11 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets at December 31, 2023 are as follows:
December 31, 2023
Deferred tax assets
Net operating loss carryforwards	113,635
Total deferred tax assets	113,635
Valuation allowance	(113,635)
Deferred tax assets, net valuation allowance	$—

Schedule of Income Tax Provision	The income tax provision consists for the year ended December 31, 2023 of the following:
December 31, 2023
Federal
Current	$—
Deferred	85,675
State
Current	—
Deferred	27,960
Change in valuation allowance	(113,635)
Income tax provision	$—

Schedule of Reconciliation of the Federal Income Tax Rate to the Company’S Effective Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
December 31, 2023
Statutory federal income tax rate	21.0%
State tax expense, net of federal benefit	6.9%
Permanent items
Change in fair value of derivative liabilities	10.0%
Valuation allowance	(37.9)%
Income tax provision	—%